Offsetting financial assets (Detail) - CHF (SFr) SFr in Billions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Netting recognized on the balance sheet
Gross assets before netting		SFr 280.5	SFr 323.8
Netting with gross liabilities	[1]	(79.9)	(89.1)
Net assets recognized on the balance sheet		200.6	234.7
Netting potential not recognized on the balance sheet
Financial liabilities	[2]	(102.7)	(130.3)
Collateral received	[2]	(81.6)	(86.3)
Assets after consideration of netting potential	[2]	16.4	18.1
Assets not subject to netting arrangements
Assets recognized on the balance sheet	[3]	89.6	97.1
Assets
Total assets after consideration of netting potential		106.0	115.2
Total assets recognized on the balance sheet		290.2	331.8
Decrease in gross assets and liabilities and corresponding netting after change to a settlement model		11.4
Cash collateral on securities borrowed
Netting recognized on the balance sheet
Gross assets before netting		3.7	4.2
Netting with gross liabilities	[1]	0.0	0.0
Net assets recognized on the balance sheet		3.7	4.2
Netting potential not recognized on the balance sheet
Financial liabilities	[2]	(0.6)	(0.9)
Collateral received	[2]	(3.1)	(3.3)
Assets after consideration of netting potential	[2]	0.0	0.0
Assets not subject to netting arrangements
Assets recognized on the balance sheet	[3]	8.7	10.9
Assets
Total assets after consideration of netting potential		8.7	10.9
Total assets recognized on the balance sheet		12.4	15.1
Reverse repurchase agreements
Netting recognized on the balance sheet
Gross assets before netting		140.5	128.4
Netting with gross liabilities	[1]	(76.8)	(71.5)
Net assets recognized on the balance sheet		63.7	56.9
Netting potential not recognized on the balance sheet
Financial liabilities	[2]	(6.9)	(2.1)
Collateral received	[2]	(56.8)	(54.8)
Assets after consideration of netting potential	[2]	0.0	0.0
Assets not subject to netting arrangements
Assets recognized on the balance sheet	[3]	13.5	9.3
Assets
Total assets after consideration of netting potential		13.5	9.3
Total assets recognized on the balance sheet		77.2	66.2
Positive replacement values
Netting recognized on the balance sheet
Gross assets before netting		114.3	152.3
Netting with gross liabilities	[1]	(2.1)	(2.5)
Net assets recognized on the balance sheet		112.2	149.8
Netting potential not recognized on the balance sheet
Financial liabilities	[2]	(83.5)	(113.1)
Collateral received	[2]	(20.7)	(26.7)
Assets after consideration of netting potential	[2]	8.0	10.0
Assets not subject to netting arrangements
Assets recognized on the balance sheet	[3]	6.0	8.6
Assets
Total assets after consideration of netting potential		14.0	18.6
Total assets recognized on the balance sheet		118.2	158.4
Cash collateral receivables on derivative instruments
Netting recognized on the balance sheet
Gross assets before netting	[4]	21.6	37.2
Netting with gross liabilities	[1],[4]	(1.0)	(15.1)
Net assets recognized on the balance sheet	[4]	20.6	22.1
Netting potential not recognized on the balance sheet
Financial liabilities	[2],[4]	(11.7)	(14.2)
Collateral received	[2],[4]	(0.7)	(1.0)
Assets after consideration of netting potential	[2],[4]	8.1	7.0
Assets not subject to netting arrangements
Assets recognized on the balance sheet	[3],[4]	2.9	4.5
Assets
Total assets after consideration of netting potential	[4]	11.0	11.5
Total assets recognized on the balance sheet	[4]	23.4	26.7
Financial assets designated at fair value
Netting recognized on the balance sheet
Gross assets before netting		0.4	1.7
Netting with gross liabilities	[1]	0.0	0.0
Net assets recognized on the balance sheet		0.4	1.7
Netting potential not recognized on the balance sheet
Financial liabilities	[2]	0.0	0.0
Collateral received	[2]	(0.2)	(0.6)
Assets after consideration of netting potential	[2]	0.2	1.1
Assets not subject to netting arrangements
Assets recognized on the balance sheet	[3]	58.5	63.7
Assets
Total assets after consideration of netting potential		58.7	64.7
Total assets recognized on the balance sheet		58.9	65.4
UBS AG
Netting recognized on the balance sheet
Gross assets before netting		280.5	323.8
Netting with gross liabilities	[1]	(79.9)	(89.1)
Net assets recognized on the balance sheet		200.6	234.7
Netting potential not recognized on the balance sheet
Financial liabilities	[2]	(102.7)	(130.3)
Collateral received	[2]	(81.6)	(86.3)
Assets after consideration of netting potential	[2]	16.4	18.1
Assets not subject to netting arrangements
Assets recognized on the balance sheet	[3]	89.2	96.7
Assets
Total assets after consideration of netting potential		105.6	114.8
Total assets recognized on the balance sheet		289.9	331.5
Decrease in gross assets and liabilities and corresponding netting after change to a settlement model		11.4
UBS AG | Cash collateral on securities borrowed
Netting recognized on the balance sheet
Gross assets before netting		3.7	4.2
Netting with gross liabilities	[1]	0.0	0.0
Net assets recognized on the balance sheet		3.7	4.2
Netting potential not recognized on the balance sheet
Financial liabilities	[2]	(0.6)	(0.9)
Collateral received	[2]	(3.1)	(3.3)
Assets after consideration of netting potential	[2]	0.0	0.0
Assets not subject to netting arrangements
Assets recognized on the balance sheet	[3]	8.7	10.9
Assets
Total assets after consideration of netting potential		8.7	10.9
Total assets recognized on the balance sheet		12.4	15.1
UBS AG | Reverse repurchase agreements
Netting recognized on the balance sheet
Gross assets before netting		140.5	128.4
Netting with gross liabilities	[1]	(76.8)	(71.5)
Net assets recognized on the balance sheet		63.7	56.9
Netting potential not recognized on the balance sheet
Financial liabilities	[2]	(6.9)	(2.1)
Collateral received	[2]	(56.8)	(54.8)
Assets after consideration of netting potential	[2]	0.0	0.0
Assets not subject to netting arrangements
Assets recognized on the balance sheet	[3]	13.5	9.3
Assets
Total assets after consideration of netting potential		13.5	9.3
Total assets recognized on the balance sheet		77.2	66.2
UBS AG | Positive replacement values
Netting recognized on the balance sheet
Gross assets before netting		114.3	152.3
Netting with gross liabilities	[1]	(2.1)	(2.5)
Net assets recognized on the balance sheet		112.2	149.8
Netting potential not recognized on the balance sheet
Financial liabilities	[2]	(83.5)	(113.1)
Collateral received	[2]	(20.7)	(26.7)
Assets after consideration of netting potential	[2]	8.0	10.0
Assets not subject to netting arrangements
Assets recognized on the balance sheet	[3]	6.0	8.6
Assets
Total assets after consideration of netting potential		14.0	18.6
Total assets recognized on the balance sheet		118.2	158.4
UBS AG | Cash collateral receivables on derivative instruments
Netting recognized on the balance sheet
Gross assets before netting	[4]	21.6	37.2
Netting with gross liabilities	[1],[4]	(1.0)	(15.1)
Net assets recognized on the balance sheet	[4]	20.6	22.1
Netting potential not recognized on the balance sheet
Financial liabilities	[2],[4]	(11.7)	(14.2)
Collateral received	[2],[4]	(0.7)	(1.0)
Assets after consideration of netting potential	[2],[4]	8.1	7.0
Assets not subject to netting arrangements
Assets recognized on the balance sheet	[3],[4]	2.9	4.5
Assets
Total assets after consideration of netting potential	[4]	11.0	11.5
Total assets recognized on the balance sheet	[4]	23.4	26.7
UBS AG | Financial assets designated at fair value
Netting recognized on the balance sheet
Gross assets before netting		0.4	1.7
Netting with gross liabilities	[1]	0.0	0.0
Net assets recognized on the balance sheet		0.4	1.7
Netting potential not recognized on the balance sheet
Financial liabilities	[2]	0.0	0.0
Collateral received	[2]	(0.2)	(0.6)
Assets after consideration of netting potential	[2]	0.2	1.1
Assets not subject to netting arrangements
Assets recognized on the balance sheet	[3]	58.1	63.3
Assets
Total assets after consideration of netting potential		58.4	64.4
Total assets recognized on the balance sheet		SFr 58.6	SFr 65.0

[1]
The logic of the table results in amounts presented in the “Netting with gross liabilities” column corresponding directly to the amounts presented in the “Netting with gross assets” column in the liabilities table presented on the following page.

[2]
For the purpose of this disclosure, the amounts of financial instruments and cash collateral presented have been capped by the relevant netting agreement so as not to exceed the net amount of financial assets presented on the balance sheet; i.e., over-collateralization, where it exists, is not reflected in the table.

[3]	Includes assets not subject to enforceable netting arrangements and other out-of-scope items.
[4]
The net amount of Cash collateral receivables on derivative instruments recognized on the balance sheet includes certain OTC derivatives that are net settled on a daily basis either legally or in substance under IAS 32 principles and ETD that are economically settled on a daily basis. Effective 3 January 2017, interest rate swaps and credit derivatives transacted with the Chicago Mercantile Exchange (CME) were legally converted from the previous collateral model to a settlement model resulting in a derecognition of the associated assets and liabilities. Previously, UBS applied IAS 32 netting principles to offset the fair value of CME interest rate swaps with the associated variation margin. Gross cash collateral receivables and payables on derivative instruments and corresponding IAS 32 netting, decreased by approximately CHF 13 billion as of 31 March 2017, with no change to net cash collateral receivables and payables on derivative instruments recognized and presented on the balance sheet.